Warrant liability (Narrative) (Details) - USD ($)	12 Months Ended
	Oct. 31, 2025	Oct. 31, 2024	Oct. 31, 2023
Disclosure Of Warrant Liability [Abstract]
Cash share issuance costs	$ 24,558	$ 13,326	$ 0